Financial Information By Industry Segment And Geographic Area (Information By Geographic Area, Long-Lived Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	$ 12,477	[1]	$ 12,749	[1]
United States [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	8,536	[1]	8,866	[1]
Europe [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	936	[1]	1,047	[1]
Pacific Rim And Asia [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	855	[1]	468	[1]
Americas, Other Than U.S. [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	1,871	[1]	2,162	[1]
Corporate [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	$ 279	[1]	$ 206	[1]

[1]	Long-Lived Assets includes Forestlands and Plants, Properties and Equipment, net.